UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage Large Cap Core Fund BlackRock Advantage Large Cap Value Fund BlackRock Event Driven Equity Fund

Master Large Cap Series LLC
Master Advantage Large Cap Core Portfolio Master Advantage Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.0%
Master Advantage Large Cap Core Portfolio	$2,369,330,692

Total Investments — 100.0% (Cost: $2,368,362,687)	2,369,330,692
Liabilities in Excess of Other Assets — 0.0%	(848,515)

Net Assets — 100.0%	$2,368,482,177

BlackRock Advantage Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,369,330,692 and 77.6%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2018, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) December 31, 2018	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.1%
Master Advantage Large Cap Value Portfolio	$571,482,629

Total Investments — 100.1% (Cost: $571,701,247)	571,482,629
Liabilities in Excess of Other
Assets — (0.1)%	(295,650)

Net Assets — 100.0%	$571,186,979

BlackRock Advantage Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $571,482,629 and 99.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2018, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) December 31, 2018	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 2.1%

Aerospace & Defense — 0.4%
Arconic, Inc.	243,153	$4,099,560
Bombardier, Inc., Class B (a)	25,000	37,174

		4,136,734

Banks — 0.0%
Valley National Bancorp	40,117	356,239

Chemicals — 0.1%
Akzo Nobel NV	7,885	635,012
Axalta Coating Systems Ltd. (a)	10,994	257,479
DowDuPont, Inc.	3,105	166,055
Olin Corp.	27,374	550,491

		1,609,037

Equity Real Estate Investment Trusts (REITs) — 0.1%
VEREIT, Inc.	51,402	367,524
VICI Properties, Inc.	38,402	721,190

		1,088,714

Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.	12,660	865,058

Food Products — 0.2%
Conagra Brands, Inc.	94,465	2,017,772
Kraft Heinz Co.	8,038	345,956

		2,363,728

Health Care Equipment & Supplies — 0.1%
Cooper Cos., Inc.	2,278	579,751
Danaher Corp.	9,061	934,370

		1,514,121

Health Care Providers & Services — 0.1%
Anthem, Inc.	166	43,597
Brookdale Senior Living, Inc. (a)	11,062	74,115
Cigna Corp.	4,168	791,587

		909,299

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp. (a)	205,000	1,391,950

Machinery — 0.0%
Altra Industrial Motion Corp.	628	15,794
Fortive Corp.	2,155	145,807

		161,601

Media — 0.1%
Charter Communications, Inc., Class A (a)	3,803	1,083,741
Discovery, Inc., Class A (a)	12,095	299,230

		1,382,971

Oil, Gas & Consumable Fuels — 0.2%
Williams Cos., Inc.	118,610	2,615,351

Personal Products — 0.1%
Coty, Inc., Class A	148,210	972,258

Pharmaceuticals — 0.1%
Pfizer, Inc.	22,238	970,689

Semiconductors & Semiconductor Equipment — 0.3%
QUALCOMM, Inc.	61,643	3,508,103

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)	14,044	893,339

Total Common Stocks — 2.1% (Cost: $29,489,241)		24,739,192

Security	Par (000)	Value

Corporate Bonds — 5.9%

Aerospace & Defense — 0.6%
Bombardier, Inc. :
7.75%, 03/15/20 (b)	USD 3,670	$3,725,050
7.50%, 03/15/25 (b)	3,350	3,157,375

		6,882,425

Banks — 0.1%
Comstock Escrow Corp., 9.75%, 08/15/26 (b)	1,750	1,478,750

Diversified Financial Services — 2.0%
Altice Finco SA, 8.13%, 01/15/24 (b)	1,400	1,317,750
Intelsat Connect Finance SA, 9.50%, 02/15/23 (b)	6,430	5,529,800
Intelsat Jackson Holdings SA, 8.50%, 10/15/24 (b)	12,500	12,125,000
Travelport Corporate Finance PLC, 6.00%, 03/15/26 (b)	5,250	5,302,500

		24,275,050

Diversified Telecommunication Services — 0.2%
Altice France SA, 8.13%, 02/01/27 (b)	2,767	2,607,897

Health Care Providers & Services — 0.4%
HCA, Inc., 6.50%, 02/15/20	2,500	2,562,500
Tenet Healthcare Corp. :
4.75%, 06/01/20	2,000	1,995,200
6.88%, 11/15/31	3	2,520

		4,560,220

Hotels, Restaurants & Leisure — 0.7%
Golden Nugget, Inc. :
6.75%, 10/15/24 (b)	2,000	1,885,000
8.75%, 10/01/25 (b)	4,500	4,320,000
MGM Resorts International, 8.63%, 02/01/19	2,500	2,503,125

		8,708,125

IT Services — 0.2%
First Data Corp., 5.00%, 01/15/24 (b)	2,000	1,925,000

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22	2,000	2,019,211

Pharmaceuticals — 0.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. :
6.00%, 07/15/23 (b)	5,000	3,812,500
6.00%, 02/01/25 (b)	3,000	2,152,500

		5,965,000

Specialty Retail — 0.7%
Rent-A-Center, Inc. :
6.63%, 11/15/20	4,875	4,728,750
4.75%, 05/01/21	3,715	3,547,825

		8,276,575

Wireless Telecommunication Services — 0.3%
Sprint Corp., 7.63%, 02/15/25	3,385	3,385,000

Total Corporate Bonds — 5.9% (Cost: $73,978,564)		70,083,253

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests — 2.6%

Communication Services — 0.7%
UFC Holdings LLC:
Term Loan (First Lien), (1 mo. LIBOR US + 3.250%, 1.00% Floor), 5.78%, 08/18/23 (c)	USD	7,060	$6,862,065
Term Loan (Second Lien), (1 mo. LIBOR US + 7.500%, 1.00% Floor), 10.02%, 08/18/24 (c)		855	842,602

			7,704,667

Diversified Telecommunication Services — 0.3%
Altice France SA, Incremental Term Loan, (1 mo. LIBOR + 4.000%, 0.00% Floor), 6.46%, 08/14/26 (c)		4,163	3,923,627

Specialty Retail — 0.9%
Neiman Marcus Group Ltd. LLC, Other Term Loan, (1 mo. LIBOR + 3.250%, 1.00% Floor), 5.63%, 10/25/20 (c)		8,831	7,437,648
PetSmart, Inc., Tranche B-2 Loan, 03/11/22 (d)		4,474	3,523,401

			10,961,049

Wireless Telecommunication Services — 0.7%
Sprint Communications, Inc., Initial Term Loan (1 mo. LIBOR US + 2.500%, 0.75% Floor), 5.06%, 02/02/24 (c)(e)		8,671	8,230,220

Total Floating Rate Loan Interests — 2.6% (Cost: $32,852,756)			30,819,563

		Shares

Investment Companies — 2.0%
Altaba, Inc. (a)(f)		398,212	23,072,403

Total Investment Companies — 2.0% (Cost: $27,382,707)			23,072,403

Total Long-Term Investments — 12.6% (Cost: $163,703,268)			148,714,411

Short-Term Securities — 85.7%		Par (000)

Borrowed Bond Agreements — 0.4%(g)
Citigroup Global Markets, Inc., 1.95% (Purchased on 12/13/18 to be repurchased at $694,617, collateralized by Bombardier, Inc., 6.00% due at 10/15/22, par and fair value of $715,000 and $670,313, respectively), Open (h)	USD	697	697,125
Citigroup Global Markets, Inc., 2.05% (Purchased on 12/13/18 to be repurchased at $1,498,032, collateralized by T-Mobile U.S.A., Inc., 5.13% due at 04/15/25, par and fair value of $1,500,000 and $1,456,875, respectively), Open (h)		1,504	1,503,750
Citigroup Global Markets, Inc., 3.15% (Purchased on 12/07/18 to be repurchased at $1,936,482, collateralized by U.S. Treasury Notes, 1.75% due at 05/31/22, par and fair value of $2,013,000 and $1,965,191, respectively), Open (h)		1,945	1,945,061

Total Borrowed Bond Agreements — 0.4% (Cost: $4,145,936)			4,145,936

Security		Shares	Value

Money Market Funds — 85.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (i)(k)		999,489,259	$999,489,259

SL Liquidity Series, LLC, Money Market Series, 2.57% (i)(j)(k)		529,571	529,518

Total Money Market Funds — 85.0% (Cost: $1,000,018,780)			1,000,018,777

		Par (000)

Time Deposits — 0.3%

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.37%, 01/02/19	GBP	2	2,165

United States — 0.3%
Sumitomo, Tokyo, 2.42%, 01/02/19	USD	3,939	3,938,719

Total Time Deposits — 0.3% (Cost: $3,940,898)			3,940,884

Total Short-Term Securities — 85.7% (Cost: $1,008,105,614)			1,008,105,597

Options Purchased — 0.0%
(Cost: $159,031)			95,800

Total Investments Before Options Written and Borrowed Bonds — 98.3% (Cost: $1,171,967,913)			1,156,915,808

Options Written — 0.0%
(Premiums Received: $48,975)			(44,550)

		Par (000)

Borrowed Bonds — (0.3)%

Corporate Bonds — (0.2)%

Aerospace & Defense — (0.1)%
Bombardier, Inc., 6.00%, 10/15/22 (b)	USD	715	(670,313)

Wireless Telecommunication Services — (0.1)%
T-Mobile U.S.A., Inc., 5.13%, 04/15/25		1,500	(1,456,875)

Total Corporate Bonds — (0.2)% (Proceeds — $2,218,206)			(2,127,188)

U.S. Treasury Obligations — (0.1)%
U.S. Treasury Notes, 1.75%, 05/31/22		2,013	(1,965,191)

Total Borrowed Bonds — (0.3)% (Proceeds — $4,223,185)			(4,092,379)

Total Investments — 98.0% (Cost: $1,167,695,753)			1,152,778,879

Other Assets Less Liabilities — 2.0%			23,606,730

Net Assets — 100.0%			$1,176,385,609

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Event Driven Equity Fund

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Security, or a portion of the security, is on loan.
(g)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(h)	The amount to be repurchased assumes the maturity will be the day after the period end.
(i)	Annualized 7-day yield as of period end.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	676,046,393	323,442,866	999,489,259	$999,489,259	$4,339,067		$—	$ —
SL Liquidity Series, LLC, Money Market Series	251,600	277,971	529,571	529,518	633	(b)	2	(16)

				$1,000,018,777	$4,339,700		$ 2	$(16)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)		Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	377	03/15/19	USD	47,223	$(60,610)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Conagra Brands, Inc.	480	01/18/19	USD	29.00	USD	1,025	$4,800

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
	Morgan Stanley & Co. International
Intelsat S.A	PLC	65,000	01/18/19	USD 20.00	USD 1,390	$91,000

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
Rent-A-Center, Inc.	Credit Suisse International	148,500	01/18/19	USD 17.00	USD 2,404	$(44,550)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	USD	22,490	$(485,776)	$(1,372,137)	$886,361

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Event Driven Equity Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank N.A.	02/24/23	$8,737,220	$156,685	(b)	$8,833,224	0.8%
	Citibank N.A.	02/24/23	(47,626,089)	9,614,472	(c)	(38,091,685)	4.4
	Citibank N.A.	02/24/23	4,527,401	284,316		4,811,717	0.4
	Credit Suisse International	04/09/19 - 02/08/23	65,863,797	506,566	(d)	66,452,016	5.7
	Goldman Sachs Bank USA	02/27/23	108,376,666	1,962,86	1 (e)	110,200,762	18.7
	Goldman Sachs Bank USA	03/02/20	(1,927)	(1,080	)(f)	(1,576)	0.0
	JPMorgan Chase Bank N.A.	02/08/23	211,456,242	1,905,514	(g)	213,247,400	18.3
	JPMorgan Chase Bank N.A.	02/08/23	16,359,096	(3,200,952	)(h)	13,169,735	1.4
	Morgan Stanley & Co. International PLC	07/06/21 - 02/27/23	23,298,210	609,928	(i)	24,079,733	2.6
	Morgan Stanley & Co. International PLC	07/06/21 - 02/27/23	226,093	(191,864	)(j)	58,100	0.6
	UBS AG	07/22/19 - 03/01/23	191,793,428	4,687,787	(k)	197,121,383	26.6

				$16,334,233		$599,880,809

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-669 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

GBP Overnight

GBP 1 Week

GBP 1 Month

USD 1 Month

U.S. Federal Funds Effective Rate

USD Overnight Bank Funding Rate

(b)	Amount includes $60,681 of net dividends and financing fees.

(c)	Amount includes $80,068 of net dividends and financing fees.

(d)	Amount includes $(81,653) of net dividends and financing fees.

(e)	Amount includes $138,765 of net dividends and financing fees.

(f)	Amount includes $(1,431) of net dividends and financing fees.

(g)	Amount includes $114,356 of net dividends and financing fees.

(h)	Amount includes $(11,591) of net dividends and financing fees.

(i)	Amount includes $(171,595) of net dividends and financing fees.

(j)	Amount includes $(23,871) of net dividends and financing fees.

(k)	Amount includes $(640,168) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 02/24/23:

Reference Entity — Long

Common Stocks	Shares	Value	%of Basket Value

Insurance
Jardine Lloyd Thompson Group PLC	366,354	$8,834,784	100.0%

Wireless Telecommunication Services
Sprint Corp	2,235	13,007	0.1%

Total Reference Entity — Long		$8,847,791

Reference Entity — Short
Common Stocks

Wireless Telecommunication Services
T-Mobile U.S., Inc.	229	$(14,567)	(0.1)%

Net Value of Reference Entity — Citibank N.A.		$8,833,224

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 02/24/23:

Reference Entity — Long

Common Stocks	Shares	Value	%of Basket Value

Health Care Providers & Services
Anthem, Inc.	7,344	$1,928,755	(5.1)%

Media
CBS Corp., Class B, Non-Voting Shares	7,088	309,887	(0.8)%

Total Reference Entity — Long		$2,238,642

Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	2,041	$(50,290)	0.1%
JPMorgan Chase & Co.	524	(51,153)	0.1%

		(101,443)

Chemicals
Air Products & Chemicals, Inc.	22	(3,521)	0.0%
Albemarle Corp.	37	(2,852)	0.0%
DowDuPont, Inc.	46	(2,460)	0.0%
Eastman Chemical Co.	33	(2,413)	0.0%
Ecolab, Inc.	25	(3,684)	0.0%
FMC Corp.	45	(3,328)	0.0%
International Flavors & Fragrances, Inc.	25	(3,357)	0.0%
LyondellBasell Industries NV, Class A	33	(2,744)	0.0%
Mosaic Co.	141	(4,119)	0.0%
PPG Industries, Inc.	31	(3,169)	0.0%
Westlake Chemical Corp.	14	(926)	0.0%

		(32,573)

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Event Driven Equity Fund

Reference Entity — Short

Common Stocks	Shares	Value	%of Basket Value

Construction Materials
Martin Marietta Materials, Inc.	17	$(2,922)	0.0%
Vulcan Materials Co.	30	(2,964)	0.0%

		(5,886)

Containers & Packaging
Avery Dennison Corp.	33	(2,964)	0.0%
Ball Corp.	87	(4,000)	0.0%
International Paper Co.	65	(2,623)	0.0%
Sealed Air Corp.	81	(2,822)	0.0%
WestRock Co.	54	(2,039)	0.0%

		(14,448)

Health Care Providers & Services
UnitedHealth Group, Inc.	5,013	(1,248,839)	3.3%

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. - ADR	131,490	(18,023,334)	47.3%

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	578	(326,905)	0.9%
Waters Corp.	1,676	(316,177)	0.8%

		(643,082)
Metals & Mining
Freeport-McMoRan, Inc.	198	(2,041)	0.0%
Newmont Mining Corp.	87	(3,015)	0.0%
Nucor Corp.	57	(2,953)	0.0%

		(8,009)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	7,562	(235,027)	0.6%
Kinder Morgan, Inc.	22,770	(350,203)	0.9%

		(585,230)

Pharmaceuticals
Johnson & Johnson	1,403	(181,057)	0.5%
Merck & Co., Inc.	2,820	(215,476)	0.6%

		(396,533)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	30,807	(568,697)	1.5%
Analog Devices, Inc.	11,239	(964,643)	2.5%
Applied Materials, Inc.	20,067	(656,994)	1.7%
ASML Holding NV, Registered Shares	3,241	(504,364)	1.3%
Cypress Semiconductor Corp.	16,062	(204,309)	0.5%
Entegris, Inc.	6,469	(180,453)	0.5%
KLA-Tencor Corp.	7,570	(677,439)	1.8%
Lam Research Corp.	5,840	(795,233)	2.1%
Marvell Technology Group Ltd.	23,204	(375,673)	1.0%
Maxim Integrated Products, Inc.	18,293	(930,199)	2.5%
Microchip Technology, Inc.	12,016	(864,191)	2.3%
Micron Technology, Inc.	19,762	(627,048)	1.6%
MKS Instruments, Inc.	3,030	(195,768)	0.5%
Monolithic Power Systems, Inc.	1,770	(205,763)	0.6%
ON Semiconductor Corp.	20,279	(334,806)	0.9%
Qorvo, Inc.	5,917	(359,339)	0.9%
Skyworks Solutions, Inc.	8,696	(582,806)	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	21,093	(778,543)	2.1%
Teradyne, Inc.	8,394	(263,404)	0.7%
Texas Instruments, Inc.	9,682	(914,949)	2.4%
Xilinx, Inc.	11,432	(973,664)	2.6%

		(11,958,285)

Reference Entity — Short

Investment Companies	Shares	Value	%of Basket Value

Alerian MLP ETF	185,685	$(1,621,030)	4.3%
Consumer Staples Select Sector SPDR Fund	7,338	(372,624)	1.0%
Energy Select Sector SPDR Fund	1,744	(100,018)	0.3%
Industrial Select Sector SPDR Fund	68,245	(4,395,661)	11.5%
iShares U.S. Real Estate ETF	353	(26,454)	0.1%
Materials Select Sector SPDR Fund	91	(4,597)	0.0%
SPDR S&P 500 ETF Trust	3,011	(752,509)	2.0%
SPDR S&P Regional Banking ETF	850	(39,772)	0.1%

		(7,312,665)

Total Reference Entity — Short		$(40,330,327)

Net Value of Reference Entity — Citibank N.A.		$(38,091,685)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination date 02/24/23:

Reference Entity — Long

Common Stocks	Shares	Value	%of Basket Value

Specialty Retail
Rent-A-Center, Inc.	297,203	$4,811,717	100.0%

Net Value of Reference Entity — Citibank N.A.		$4,811,717

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse Inter-national, as of period end, termination dates 04/09/19 - 02/08/23:

Reference Entity — Long

Common Stocks	Shares	Value	%of Basket Value

Aerospace & Defense
Esterline Technologies Corp.	11,963	$1,452,906	2.2%

Insurance
Jardine Lloyd Thompson Group PLC	1,784,159	43,025,758	64.7%

Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.	153,719	7,444,611	11.2%

Software
Imperva, Inc.	260,886	14,528,741	21.9%

Total Reference Entity — Long		$66,452,016

Net Value of Reference Entity — Credit Suisse International		$66,452,016

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date 02/27/23:

Reference Entity — Long

Common Stocks	Shares	Value	%of Basket Value

Aerospace & Defense
Esterline Technologies Corp.	33,090	$4,018,780	3.7%
L3 Technologies, Inc.	43,185	7,499,507	6.8%

		11,518,287

Banks
FCB Financial Holdings, Inc., Class A	368,831	12,385,345	11.2%

Capital Markets
Investment Technology Group, Inc.	222,667	6,733,450	6.1%

Communications Equipment
ARRIS International PLC	804,043	24,579,595	22.3%

Electronic Equipment, Instruments & Components
Orbotech Ltd.	23,464	1,326,655	1.2%

Hotels, Restaurants & Leisure
Belmond Ltd., Class A	679,132	16,998,674	15.4%

IT Services
Travelport Worldwide Ltd.	716,560	11,192,667	10.2%

Media
Tribune Media Co., Class A	471,717	21,406,517	19.4%

Oil, Gas & Consumable Fuels
Newfield Exploration Co.	424,732	6,226,571	5.7%

Software
Apptio, Inc., Class A	323,522	12,280,895	11.2%
Imperva, Inc.	165,097	9,194,252	8.3%

		21,475,147

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	104,361	5,100,143	4.6%

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.	71,907	1,027,551	0.9%

Wireless Telecommunication

Services
Sprint Corp.	2,628,960	15,300,547	13.9%

Total Reference Entity — Long		$155,271,149

Reference Entity — Short
Common Stocks

Aerospace & Defense
Harris Corp.	56,140	$(7,559,251)	(6.9)%

Banks
Synovus Financial Corp.	389,271	(12,452,779)	(11.3)%

Oil, Gas & Consumable Fuels
Encana Corp.	1,134,841	(6,559,381)	(6.0)%

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	5,906	(528,528)	(0.5)%

Thrifts & Mortgage Finance
WSFS Financial Corp.	21,618	(819,538)	(0.6)%

Wireless Telecommunication Services
T-Mobile U.S., Inc.	269,626	(17,150,910)	(15.6)%

Total Reference Entity — Short		$(45,070,387)

Net Value of Reference Entity — Goldman Sachs Bank USA		$110,200,762

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date 03/02/20:

Reference Entity — Long

Common Stocks	Shares	Value	%of Basket Value

Banks
Valley National Bancorp	100	$888	(56.3)%

Total Reference Entity — Long		$888

Reference Entity — Short
Common Stocks

Banks
Bank of America Corp.	100	$(2,464)	156.3%

Total Reference Entity — Short		$(2,464)

Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,576)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date 02/08/23:

Reference Entity — Long

Common Stocks	Shares	Value	%of Basket Value

Banks
FCB Financial Holdings, Inc., Class A	18,561	$623,278	0.3%

Communications Equipment
ARRIS International PLC	908,649	27,777,400	13.0%

Internet & Direct Marketing Retail
Nutrisystem, Inc.	240,969	10,573,720	5.0%

Professional Services
Dun & Bradstreet Corp.	302,770	43,217,390	20.3%

Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.	872,514	42,255,853	19.8%

Software
Apptio, Inc., Class A	288,390	10,947,284	5.1%
Red Hat, Inc.	454,101	79,758,300	37.4%

		90,705,584

Total Reference Entity — Long		$215,153,225

Reference Entity — Short
Common Stocks

Banks
Synovus Financial Corp.	19,564	$(625,852)	(0.3)%

Health Care Providers & Services
Tivity Health, Inc.	51,591	(1,279,973)	(0.6)%

Total Reference Entity — Short		$(1,905,825)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$213,247,400

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date 02/08/23:

Reference Entity — Long

Common Stocks	Shares	Value	% of Basket Value

Semiconductors &

Semiconductor Equipment
NXP Semiconductors NV	179,718	$13,169,735	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$13,169,735

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 07/06/21 - 02/27/23:

Reference Entity — Long

Common Stocks	Shares	Value	% of Basket Value

Banks
MB Financial, Inc.	85,969	$3,406,951	14.1%

Media
Tribune Media Co., Class A	360,206	16,346,148	67.9%

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	148,553	7,259,766	30.2%

Total Reference Entity — Long		$27,012,865

Reference Entity — Short
Common Stocks

Banks
Fifth Third Bancorp	124,655	$(2,933,132)	(12.2)%

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$24,079,733

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination dates 07/06/21 - 02/27/23:

Reference Entity — Long

Common Stocks	Shares	Value	% of Basket Value

Chemicals
DowDuPont, Inc.	39,722	$2,124,333	3656.3%

Health Care Providers & Services
Humana, Inc.	3,587	1,027,604	1768.7%

Total Reference Entity — Long		$3,151,937

Reference Entity — Short
Common Stocks

Banks
Bank of America Corp.	1,451	$(35,753)	(61.5)%
Citigroup, Inc.	1,280	(66,637)	(114.7)%
JPMorgan Chase & Co.	389	(37,974)	(65.4)%

		(140,364)

Reference Entity — Short

Common Stocks	Shares	Value	% of Basket Value

Chemicals
Air Products & Chemicals, Inc.	893	$(142,925)	(246.0)%
Albemarle Corp.	1,306	(100,653)	(173.2)%
Eastman Chemical Co.	1,370	(100,161)	(172.4)%
Ecolab, Inc.	995	(146,613)	(252.3)%
FMC Corp.	1,585	(117,227)	(201.8)%
International Flavors & Fragrances, Inc.	926	(124,334)	(214.0)%
LyondellBasell Industries NV, Class A	1,421	(118,170)	(203.4)%
Mosaic Co.	4,998	(145,992)	(251.3)%
PPG Industries, Inc.	1,320	(134,944)	(232.3)%
Westlake Chemical Corp.	594	(39,305)	(67.6)%

		(1,170,324)

Construction Materials
Martin Marietta Materials, Inc.	641	(110,169)	(189.6)%
Vulcan Materials Co.	1,113	(109,964)	(189.3)%

		(220,133)

Containers & Packaging
Avery Dennison Corp.	1,287	(115,611)	(199.0)%
Ball Corp.	3,219	(148,010)	(254.7)%
International Paper Co.	2,480	(100,093)	(172.3)%
Sealed Air Corp.	3,051	(106,297)	(183.0)%
Westrock Co.	2,250	(84,960)	(146.2)%

		(554,971)

Metals & Mining
Freeport-McMoRan, Inc.	8,930	(92,068)	(158.5)%
Newmont Mining Corp.	3,596	(124,601)	(214.5)%
Nucor Corp.	2,319	(120,147)	(206.8)%

		(336,816)

Investment Companies
Consumer Staples Select Sector SPDR Fund	110	(5,586)	(9.6)%
iShares U.S. Real Estate ETF	6,239	(467,551)	(804.7)%
Materials Select Sector SPDR Fund	2,975	(150,297)	(258.7)%
SPDR S&P 500 ETF Trust	60	(14,995)	(25.8)%
SPDR S&P Regional Banking ETF	701	(32,800)	(56.4)%

		(671,229)

Total Reference Entity — Short		$(3,093,837)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$58,100

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG, as of period end, termination dates 07/22/19 - 03/01/23:

Reference Entity — Long

Common Stocks	Shares	Value	% of Basket Value

Banks
MB Financial, Inc.	163,488	$6,479,029	3.3%

Biotechnology
Shire PLC	251,232	14,618,586	7.4%
Shire PLC - ADR	218,057	37,950,640	19.2%

		52,569,226

7

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Event Driven Equity Fund

Reference Entity — Long

Common Stocks	Shares	Value	% of Basket Value

Entertainment
Twenty-First Century Fox, Inc., Class A	1,944,604	$93,574,345	47.5%

Health Care Technology athenahealth, Inc.	310,300	40,937,879	20.8%

Pharmaceuticals
BTG PLC	4,760,848	50,485,178	25.6%

Software
Red Hat, Inc.	28,661	5,034,018	2.5%

Total Reference Entity — Long		$249,079,675

Currency

GBP	British Pound

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

S&P	Standard & Poor’s

Reference Entity — Short

Common Stocks	Shares	Value	% of Basket Value

Banks
Fifth Third Bancorp	237,035	$(5,577,433)	(2.8)%

Entertainment
Walt Disney Co.	189,456	(20,773,850)	(10.5)%

Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	210,764	(7,143,745)	(3.6)%
Takeda Pharmaceutical Co. Ltd. - ADR	1,097,697	(18,463,264)	(9.4)%

		(25,607,009)

Total Reference Entity — Short		$(51,958,292)

Net Value of Reference Entity — UBS AG		$197,121,383

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

8

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Event Driven Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$24,104,180	$635,012	$—	$24,739,192
Corporate Bonds(a)	—	70,083,253	—	70,083,253
Floating Rate Loan Interests(a)	—	22,589,343	8,230,220	30,819,563
Investment Companies	23,072,403	—	—	23,072,403
Short-Term Securities:
Borrowed Bond Agreements	—	4,145,936	—	4,145,936
Money Market Funds	999,489,259	—	—	999,489,259
Time Deposits	—	3,940,884	—	3,940,884
Options Purchased:
Equity contracts	4,800	91,000	—	95,800
Liabilities:
Borrowed Bonds(a)	—	(4,092,379)	—	(4,092,379)

Subtotal	$1,046,670,642	$97,393,049	$8,230,220	$1,152,293,911

Investments Valued at NAV(b)				529,518

Total Investments				$1,152,823,429

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$886,361	$—	$886,361
Equity contracts	—	19,728,129	—	19,728,129
Liabilities:
Equity contracts	(60,610)	(3,438,446)	—	(3,499,056)

	$(60,610)	$17,176,044	$—	$17,115,434

(a)	See above Schedule of Investments for values in each industry.

(b)	Certain investments of the Fund were valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)

Derivative financial instruments are swaps, futures contracts, and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended December 31, 2018, there were no transfers between levels.

9

Schedule of Investments (unaudited) December 31, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.1%

Aerospace & Defense — 2.3%
Boeing Co.	74,427	$24,002,708
General Dynamics Corp.	19,088	3,000,824
Lockheed Martin Corp.	40,533	10,613,161
Raytheon Co.	214,650	32,916,577

		70,533,270

Airlines — 0.4%
Delta Air Lines, Inc.	83,436	4,163,456
Southwest Airlines Co.	196,912	9,152,470

		13,315,926

Auto Components — 0.1%
BorgWarner, Inc.	61,741	2,144,882

Automobiles — 0.1%
Ford Motor Co.	147,578	1,128,972
General Motors Co.	66,707	2,231,349

		3,360,321

Banks — 5.7%
Bank of America Corp.	2,410,218	59,387,772
BB&T Corp.	320,871	13,900,132
Citigroup, Inc.	281,198	14,639,168
Citizens Financial Group, Inc.	491,075	14,599,660
Cullen/Frost Bankers, Inc.	14,073	1,237,580
East West Bancorp, Inc.	99,086	4,313,214
First Republic Bank	160,163	13,918,165
JPMorgan Chase & Co.	314,023	30,654,925
Synovus Financial Corp.	952	30,454
Wells Fargo & Co.	458,004	21,104,824

		173,785,894

Beverages — 1.5%
Coca-Cola Co.	7,999	378,753
Coca-Cola European Partners PLC	182,708	8,377,162
Constellation Brands, Inc., Class A	37,626	6,051,013
Keurig Dr Pepper, Inc.	22,538	577,874
Molson Coors Brewing Co., Class B	21,884	1,229,005
Monster Beverage Corp. (a)	142,597	7,018,624
PepsiCo, Inc.	189,715	20,959,713

		44,592,144

Biotechnology — 3.9%
AbbVie, Inc.	285,723	26,340,803
Amgen, Inc.	124,782	24,291,312
Biogen, Inc. (a)	19,330	5,816,784
Celgene Corp. (a)	306,250	19,627,563
Genomic Health, Inc. (a)	22,752	1,465,456
Gilead Sciences, Inc.	533,946	33,398,322
Incyte Corp. (a)	12,107	769,884
Regeneron Pharmaceuticals, Inc. (a)	6,445	2,407,207
Vertex Pharmaceuticals, Inc. (a)	36,119	5,985,279

		120,102,610

Building Products — 0.3%
Allegion PLC	106,226	8,467,274

Capital Markets — 3.4%
Charles Schwab Corp.	713,657	29,638,175
CME Group, Inc.	74,014	13,923,514
Evercore, Inc., Class A	24,108	1,725,168
Intercontinental Exchange, Inc.	8,502	640,456
Invesco Ltd.	21,271	356,077
Moelis & Co., Class A	140,831	4,841,770
Morgan Stanley	972,081	38,543,012
S&P Global, Inc.	72,134	12,258,452
SEI Investments Co.	10,601	489,766
TD Ameritrade Holding Corp.	11,020	539,539

		102,955,929

Security	Shares	Value

Chemicals — 1.7%
Air Products & Chemicals, Inc.	174,856	$27,985,703
Celanese Corp.	77,980	7,015,861
Eastman Chemical Co.	57,090	4,173,850
Ecolab, Inc.	60,946	8,980,393
Huntsman Corp.	20,611	397,586
Linde PLC	20,559	3,208,026
Mosaic Co.	11,374	332,235

		52,093,654

Commercial Services & Supplies — 0.1%
Clean Harbors, Inc. (a)	73,915	3,647,705
Waste Connections, Inc.	8,931	663,127

		4,310,832

Communications Equipment — 1.1%
Ciena Corp. (a)	107,008	3,628,641
Cisco Systems, Inc.	464,759	20,138,007
InterDigital, Inc.	9	598
Motorola Solutions, Inc.	67,185	7,728,962
Palo Alto Networks, Inc. (a)(b)	12,973	2,443,465

		33,939,673

Construction Materials — 0.0%
Martin Marietta Materials, Inc.	7,131	1,225,605

Consumer Finance — 0.7%
American Express Co.	203,629	19,409,916
Capital One Financial Corp.	40,380	3,052,324

		22,462,240

Containers & Packaging — 0.3%
Packaging Corp. of America	60,874	5,080,544
WestRock Co.	131,735	4,974,314

		10,054,858

Diversified Consumer Services — 0.2%
H&R Block, Inc.	230,891	5,857,705

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B (a)	226,397	46,225,739

Diversified Telecommunication Services — 1.3%
AT&T Inc.	461,244	13,163,904
Verizon Communications, Inc.	493,217	27,728,660

		40,892,564

Electric Utilities — 1.9%
IDACORP, Inc.	86,367	8,037,313
OGE Energy Corp.	254,320	9,966,801
Pinnacle West Capital Corp.	287,376	24,484,435
Portland General Electric Co.	346,435	15,884,045
Xcel Energy, Inc.	13,691	674,556

		59,047,150

Electrical Equipment — 0.9%
AMETEK, Inc.	110,546	7,483,964
Rockwell Automation, Inc.	135,748	20,427,359

		27,911,323

Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	132,721	10,757,037
National Instruments Corp.	284,606	12,915,420
Zebra Technologies Corp., Class A (a)	14,151	2,253,264

		25,925,721

Energy Equipment & Services — 0.5%
Halliburton Co.	498,470	13,249,333
Nabors Industries Ltd.	298,019	596,038

		13,845,371

Entertainment — 1.1%
Activision Blizzard, Inc.	22,907	1,066,779

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Electronic Arts, Inc. (a)	96,862	$7,643,380
Netflix, Inc. (a)	40,615	10,871,011
Twenty-First Century Fox, Inc., Class A	46,893	2,256,491
Twenty-First Century Fox, Inc., Class B	36,280	1,733,458
Viacom, Inc., Class A	1,651	45,914
Viacom, Inc., Class B	315,343	8,104,315
Walt Disney Co.	5,035	552,088
World Wrestling Entertainment, Inc., Class A	32,935	2,460,903

		34,734,339

Equity Real Estate Investment Trusts (REITs) — 3.7%
Equity LifeStyle Properties, Inc. (b)	32,831	3,188,875
Host Hotels & Resorts, Inc.	716,669	11,946,872
Outfront Media, Inc.	52,017	942,548
Park Hotels & Resorts, Inc.	520,808	13,530,592
Prologis, Inc.	634,199	37,240,165
Realty Income Corp.	357,180	22,516,627
Simon Property Group, Inc. (b)	136,540	22,937,355

		112,303,034

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	126,248	25,717,980
Walmart, Inc.	50,361	4,691,127

		30,409,107

Food Products — 2.0%
Archer-Daniels-Midland Co.	592,906	24,291,359
Hershey Co.	283,469	30,382,207
Hormel Foods Corp.	20,826	888,854
Kellogg Co.	22,166	1,263,684
Lamb Weston Holdings, Inc.	29,895	2,199,076
Tyson Foods, Inc., Class A	16,360	873,624

		59,898,804

Gas Utilities — 0.5%
Atmos Energy Corp.	132,076	12,246,087
UGI Corp.	41,777	2,228,803

		14,474,890

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	132,425	9,578,300
Danaher Corp.	200,328	20,657,823
DexCom, Inc. (a)	8,936	1,070,533
IDEXX Laboratories, Inc. (a)	16,155	3,005,153
Intuitive Surgical, Inc. (a)	16,473	7,889,249
Masimo Corp. (a)	47,029	5,049,504
Medtronic PLC	104,616	9,515,871
STERIS PLC	45,365	4,847,250
Stryker Corp.	185,453	29,069,758

		90,683,441

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	127,572	9,491,357
Anthem, Inc.	6,813	1,789,298
Cardinal Health, Inc.	260,560	11,620,976
Cigna Corp.	14,523	2,758,208
CVS Health Corp.	95,960	6,287,299
Humana, Inc.	45,646	13,076,666
McKesson Corp.	107,903	11,920,044
Quest Diagnostics, Inc.	14,737	1,227,150
UnitedHealth Group, Inc.	176,063	43,860,815
WellCare Health Plans, Inc. (a)	18,702	4,415,355

		106,447,168

Health Care Technology — 0.3%
athenahealth, Inc. (a)	5,029	663,476
Veeva Systems, Inc., Class A (a)	106,170	9,483,104

		10,146,580

Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp.	32,723	679,984

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp.	155,390	$7,660,727
Darden Restaurants, Inc.	51,461	5,138,895
Domino’s Pizza, Inc.	55,108	13,666,233
Dunkin’ Brands Group, Inc.	46,246	2,965,294
Extended Stay America, Inc.	273,627	4,241,219
Hilton Worldwide Holdings, Inc.	81,676	5,864,337
Las Vegas Sands Corp.	53,917	2,806,380
McDonald’s Corp.	93,501	16,602,973
Norwegian Cruise Line Holdings Ltd. (a)	97,531	4,134,339
Yum! Brands, Inc.	11,003	1,011,396

		64,771,777

Household Durables — 0.3%
Garmin Ltd.	158,985	10,066,930

Household Products — 0.7%
Church & Dwight Co., Inc.	240,907	15,842,044
Clorox Co.	16,885	2,602,654
Procter & Gamble Co.	35,244	3,239,628

		21,684,326

Industrial Conglomerates — 0.8%
3M Co.	100,715	19,190,236
General Electric Co.	479,196	3,627,514
Honeywell International, Inc.	9,381	1,239,418
Roper Technologies, Inc.	4,564	1,216,397

		25,273,565

Insurance — 2.2%
Allstate Corp.	230,435	19,040,844
American Financial Group, Inc.	115,799	10,483,283
Arthur J. Gallagher & Co.	98,125	7,231,813
Athene Holding Ltd., Class A (a)	118,561	4,722,285
First American Financial Corp.	73,302	3,272,201
Hartford Financial Services Group, Inc.	165,235	7,344,696
Lincoln National Corp.	51,334	2,633,948
Loews Corp.	14,444	657,491
Progressive Corp.	84,899	5,121,957
Unum Group	269,350	7,913,503

		68,422,021

Interactive Media & Services — 4.3%
Alphabet, Inc., Class A (a)	32,045	33,485,743
Alphabet, Inc., Class C (a)	38,685	40,062,573
Cargurus, Inc. (a)	58,595	1,976,409
Facebook, Inc., Class A (a)	359,192	47,086,479
TripAdvisor, Inc. (a)	15,950	860,343
Twitter, Inc. (a)	47,968	1,378,600
Yelp, Inc. (a)	182,213	6,375,633

		131,225,780

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc. (a)	54,537	81,912,938
Booking Holdings, Inc. (a)	2,862	4,929,566

		86,842,504

IT Services — 4.5%
Accenture PLC, Class A	58,239	8,212,281
Automatic Data Processing, Inc.	184,283	24,163,187
Booz Allen Hamilton Holding Corp.	289,774	13,060,114
Broadridge Financial Solutions, Inc.	39,211	3,774,059
Fidelity National Information Services, Inc.	121,662	12,476,438
First Data Corp., Class A (a)	133,665	2,260,275
GoDaddy, Inc., Class A (a)	99,320	6,517,378
International Business Machines Corp.	73,623	8,368,726
Mastercard, Inc., Class A	162,684	30,690,337
Paychex, Inc.	16,124	1,050,479
PayPal Holdings, Inc. (a)	61,854	5,201,303
Square, Inc., Class A (a)	27,563	1,546,009
Total System Services, Inc.	13,086	1,063,761

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Visa, Inc., Class A	86,841	$11,457,802
Western Union Co.	462,942	7,897,791

		137,739,940

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	105,758	7,134,435
Thermo Fisher Scientific, Inc.	4,020	899,636

		8,034,071

Machinery — 3.2%
Crane Co.	373,921	26,989,618
Illinois Tool Works, Inc.	180,931	22,922,148
Ingersoll-Rand PLC	247,427	22,572,765
PACCAR, Inc.	316,066	18,060,011
Snap-on, Inc.	48,894	7,103,809

		97,648,351

Media — 1.9%
AMC Networks, Inc., Class A (a)	135,581	7,440,685
CBS Corp., Class B, Non-Voting Shares	145,883	6,378,005
Comcast Corp., Class A	571,823	19,470,573
Interpublic Group of Cos., Inc.	298,161	6,151,061
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	195,022	7,176,810
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	231,569	8,563,422
Sinclair Broadcast Group, Inc., Class A	18,060	475,700
Sirius XM Holdings, Inc. (b)	173,456	990,434
Tribune Media Co., Class A	11,008	499,543

		57,146,233

Metals & Mining — 0.3%
Newmont Mining Corp.	169,094	5,859,107
Reliance Steel & Aluminum Co.	37,631	2,678,198
Steel Dynamics, Inc.	29,894	898,016

		9,435,321

Multiline Retail — 0.9%
Target Corp.	417,987	27,624,761

Multi-Utilities — 0.4%
Consolidated Edison, Inc.	147,046	11,243,137

Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	371,140	16,270,778
Antero Resources Corp. (a)	28,726	269,737
Apache Corp.	11,903	312,454
Chevron Corp.	167,569	18,229,832
Concho Resources, Inc. (a)	5,023	516,314
ConocoPhillips	351,510	21,916,649
Continental Resources, Inc. (a)	42,428	1,705,181
Exxon Mobil Corp.	437,023	29,800,598
Kinder Morgan, Inc.	720,169	11,076,199
Occidental Petroleum Corp.	222,464	13,654,840
Phillips 66	155,938	13,434,059
Suncor Energy, Inc.	198,022	5,538,675
Williams Cos., Inc.	70,296	1,550,027

		134,275,343

Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	110,884	14,426,008

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	365,506	18,999,002
Eli Lilly & Co.	182,526	21,121,909
Johnson & Johnson	314,669	40,608,034
Merck & Co., Inc.	431,666	32,983,599
Zoetis, Inc.	130,147	11,132,774

		124,845,318

Professional Services — 0.6%
Insperity, Inc.	146,664	13,692,551

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	69,481	$3,974,313

		17,666,864

Road & Rail — 0.9%
Landstar System, Inc.	156,562	14,978,287
Norfolk Southern Corp.	77,911	11,650,811
Schneider National, Inc., Class B	34,612	646,206

		27,275,304

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	94,063	8,073,427
Applied Materials, Inc.	293,416	9,606,440
Broadcom, Inc.	6,359	1,616,967
Cirrus Logic, Inc. (a)	2,026	67,223
Intel Corp.	725,442	34,044,993
Maxim Integrated Products, Inc.	190,125	9,667,856
NVIDIA Corp.	70,188	9,370,098
QUALCOMM, Inc.	75,186	4,278,835
Skyworks Solutions, Inc.	75,333	5,048,818
Texas Instruments, Inc.	132,099	12,483,355
Xilinx, Inc.	87,522	7,454,249

		101,712,261

Software — 6.4%
Atlassian Corp. PLC, Class A (a)	4,266	379,589
Dropbox, Inc., Class A (a)(b)	156,631	3,199,971
Intuit, Inc.	62,448	12,292,889
Microsoft Corp.	966,055	98,122,206
New Relic, Inc. (a)	20,649	1,671,950
Oracle Corp.	589,175	26,601,251
salesforce.com, Inc. (a)	259,557	35,551,522
Snap, Inc., Class A (a)(b)	69,618	383,595
Synopsys, Inc. (a)	128,554	10,829,389
Ultimate Software Group, Inc. (a)	6,348	1,554,435
VMware, Inc., Class A	29,423	4,034,776

		194,621,573

Specialty Retail — 1.8%
AutoNation, Inc. (a)(b)	44,491	1,588,329
Best Buy Co., Inc.	9,420	498,883
Dick’s Sporting Goods, Inc.	27,352	853,382
Five Below, Inc. (a)	29,487	3,017,110
Home Depot, Inc.	133,067	22,863,572
Penske Automotive Group, Inc.	223,039	8,992,932
Ross Stores, Inc.	36,346	3,023,987
TJX Cos., Inc.	285,445	12,770,809

		53,609,004

Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	584,567	92,209,599
Dell Technologies, Inc., Class C (a)	83,209	4,066,411
Hewlett Packard Enterprise Co.	73,154	966,364
HP Inc.	618,012	12,644,526
Pure Storage, Inc., Class A (a)	249,161	4,006,509

		113,893,409

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	360,290	$26,711,901
VF Corp.	68,585	4,892,854

		31,604,755

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd. (a)	56,843	1,942,894

Tobacco — 0.7%
Altria Group, Inc.	228,864	11,303,593
Philip Morris International, Inc.	130,434	8,707,774

		20,011,367

Trading Companies & Distributors — 0.0%
Watsco, Inc.	862	119,939

Water Utilities — 0.7%
American Water Works Co., Inc.	245,040	22,242,281

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	140,520	4,572,521

Total Long-Term Investments — 97.1% (Cost: $2,951,995,594)		2,962,125,606

Security	Shares	Value

Short-Term Securities — 1.5%

Money Markets Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (c)(e)	33,957,562	$33,957,562

SL Liquidity Series, LLC, Money Market Series, 2.57% (c)(d)(e)	12,339,609	12,338,375

Total Money Market Funds — 1.5% (Cost: $46,296,132)		46,295,937

	Par (000)

Time Deposits — 0.0%

United States — 0.0%
Sumitomo, Tokyo, 2.42%, 01/02/2019	320	320,368

Total Time Deposits — 0.0% (Cost: $320,368)		320,368

Total Short-Term Investments — 1.5% (Cost: $46,616,500)		46,616,305

Total Investments — 98.6% (Cost: $2,998,612,094)		3,008,741,911

Other Assets Less Liabilities — 1.4%		43,004,778

Net Assets — 100.0%		$3,051,746,689

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	30,370,653	3,586,909	33,957,562	$33,957,562	$182,810		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	12,339,609	12,339,609	12,338,375	5,124	(b)	(1,553)	195

				$46,295,937	$187,934		$(1,553)	$(195)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P	Standard & Poor’s

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	348	03/15/19	$43,590	$(1,021,896)

4

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$2,962,125,606	$—	$—	$2,962,125,606
Short-Term Securities	33,957,562	320,368	—	34,277,930

	$2,996,083,168	$320,368	$—	$2,996,403,536

Investments Valued at NAV(b)				12,338,375

Total Investments				$3,008,741,911

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(1,021,896)	$—	$—	$(1,021,896)

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) December 31, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.2%

Aerospace & Defense — 1.1%
Lockheed Martin Corp.	3,113	$815,108
Raytheon Co.	31,836	4,882,051
United Technologies Corp.	6,545	696,912

		6,394,071
Airlines — 0.5%
Delta Air Lines, Inc.	25,824	1,288,618
Southwest Airlines Co.	36,024	1,674,396

		2,963,014
Auto Components — 0.1%
BorgWarner, Inc.	15,201	528,083

Automobiles — 0.5%
Ford Motor Co.	145,767	1,115,118
General Motors Co.	47,661	1,594,261

		2,709,379
Banks — 11.1%
Bank of America Corp.	654,511	16,127,151
BB&T Corp.	107,640	4,662,965
Citigroup, Inc.	116,487	6,064,313
Citizens Financial Group, Inc.	122,495	3,641,776
Cullen/Frost Bankers, Inc.	12,097	1,063,810
East West Bancorp, Inc.	49,233	2,143,112
First Horizon National Corp.	7,156	94,173
First Republic Bank	34,195	2,971,546
Huntington Bancshares, Inc.	86,946	1,036,396
JPMorgan Chase & Co.	151,446	14,784,159
Synovus Financial Corp.	37,343	1,194,603
U.S. Bancorp	17,191	785,629
Wells Fargo & Co.	197,839	9,116,421

		63,686,054
Beverages — 0.4%
Coca-Cola European Partners PLC	30,679	1,406,632
Constellation Brands, Inc., Class A	2,333	375,193
Molson Coors Brewing Co., Class B	8,203	460,681
Monster Beverage Corp. (a)	6,316	310,874

		2,553,380
Biotechnology — 1.9%
AbbVie, Inc.	15,035	1,386,077
Amgen, Inc.	11,426	2,224,299
Celgene Corp. (a)	40,059	2,567,381
Gilead Sciences, Inc.	75,853	4,744,605

		10,922,362
Building Products — 0.2%
Allegion PLC	13,923	1,109,802

Capital Markets — 3.2%
Charles Schwab Corp.	90,025	3,738,738
CME Group, Inc.	19,812	3,727,033
Evercore, Inc., Class A	3,426	245,165
Goldman Sachs Group, Inc.	1,324	221,174
Invesco Ltd.	29,683	496,893
Legg Mason, Inc.	39,014	995,247
Moelis & Co., Class A	20,892	718,267
Morgan Stanley	200,446	7,947,684

		18,090,201
Chemicals — 2.3%
Air Products & Chemicals, Inc.	45,239	7,240,502
Celanese Corp.	21,240	1,910,963
Eastman Chemical Co.	31,996	2,339,228
Ecolab, Inc.	3,837	565,382
Huntsman Corp.	39,146	755,126

Security	Shares	Value

Chemicals (continued)
Linde PLC	1,726	$269,325
Mosaic Co.	3,175	92,742

		13,173,268
Commercial Services & Supplies — 0.2%
ADT, Inc.	21,046	126,486
Clean Harbors, Inc. (a)	13,064	644,708
Republic Services, Inc.	7,327	528,203

		1,299,397
Communications Equipment — 1.8%
Ciena Corp. (a)	11,911	403,902
Cisco Systems, Inc.	177,331	7,683,752
CommScope Holding Co, Inc. (a)(b)	18,352	300,789
Juniper Networks, Inc.	11,378	306,182
Motorola Solutions, Inc.	12,925	1,486,892

		10,181,517
Consumer Finance — 1.2%
Ally Financial, Inc.	33,978	769,941
American Express Co.	29,732	2,834,054
Capital One Financial Corp.	37,910	2,865,617
Synchrony Financial	6,905	161,991

		6,631,603
Containers & Packaging — 0.5%
Bemis Co., Inc.	1,198	54,988
Packaging Corp. of America	5,838	487,239
WestRock Co.	54,267	2,049,122

		2,591,349
Distributors — 0.1%
Genuine Parts Co.	4,752	456,287

Diversified Consumer Services — 0.1%
H&R Block, Inc.	33,831	858,292

Diversified Financial Services — 2.9%
AXA Equitable Holdings, Inc.	62,802	1,044,397
Berkshire Hathaway, Inc., Class B (a)	77,342	15,791,690

		16,836,087
Diversified Telecommunication Services — 3.2%
AT&T Inc.	274,792	7,842,556
Verizon Communications, Inc.	182,168	10,241,485

		18,084,041
Electric Utilities — 3.4%
Alliant Energy Corp.	12,296	519,506
Evergy, Inc.	34,655	1,967,364
Eversource Energy	22,372	1,455,075
IDACORP, Inc.	2,262	210,502
OGE Energy Corp.	86,827	3,402,750
Pinnacle West Capital Corp.	70,872	6,038,294
Portland General Electric Co.	64,173	2,942,332
PPL Corp.	12,303	348,544
Xcel Energy, Inc.	50,359	2,481,188

		19,365,555
Electrical Equipment — 0.6%
AMETEK, Inc.	15,842	1,072,503
Rockwell Automation, Inc.	17,547	2,640,473

		3,712,976
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	14,638	1,186,410
Keysight Technologies, Inc. (a)	1,281	79,525
National Instruments Corp.	58,838	2,670,068

		3,936,003

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.6%
Halliburton Co.	82,267	$2,186,657
Helmerich & Payne, Inc.	7,543	361,611
Nabors Industries Ltd.	75,024	150,048
Schlumberger Ltd.	11,632	419,683
TechnipFMC PLC	8,095	158,500

		3,276,499
Entertainment — 0.8%
Cinemark Holdings, Inc.	4,852	173,702
Electronic Arts, Inc. (a)	3,005	237,125
Twenty-First Century Fox, Inc., Class A	21,869	1,052,336
Twenty-First Century Fox, Inc., Class B	16,916	808,246
Viacom, Inc., Class A	15,519	431,583
Viacom, Inc., Class B	63,755	1,638,504

		4,341,496
Equity Real Estate Investment Trusts (REITs) — 5.0%
Apartment Investment & Management Co., Class A	12,710	557,715
Brandywine Realty Trust	76,807	988,506
Equity LifeStyle Properties, Inc.	7,719	749,746
First Industrial Realty Trust, Inc.	3,120	90,043
Highwoods Properties, Inc.	61,616	2,383,923
Host Hotels & Resorts, Inc.	172,233	2,871,124
Outfront Media, Inc.	30,287	548,801
Park Hotels & Resorts, Inc. (b)	122,202	3,174,808
Prologis, Inc.	134,831	7,917,276
Realty Income Corp. (b)	98,421	6,204,460
Simon Property Group, Inc.	17,685	2,970,903
SL Green Realty Corp.	1,586	125,421

		28,582,726
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	11,962	2,436,779
Kroger Co.	21,299	585,723
Walmart, Inc.	49,762	4,635,330

		7,657,832
Food Products — 2.8%
Archer-Daniels-Midland Co.	138,555	5,676,598
Hershey Co.	58,384	6,257,597
Hormel Foods Corp.	6,078	259,409
Kellogg Co.	19,326	1,101,775
Lamb Weston Holdings, Inc.	11,148	820,047
Tyson Foods, Inc., Class A	33,398	1,783,453

		15,898,879
Gas Utilities — 0.7%
Atmos Energy Corp.	35,439	3,285,904
UGI Corp.	16,472	878,781

		4,164,685
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	57,858	4,184,869
Danaher Corp.	44,881	4,628,129
Masimo Corp. (a)	2,226	239,006
Medtronic PLC	58,755	5,344,355
STERIS PLC	20,470	2,187,220
Stryker Corp.	22,570	3,537,848

		20,121,427
Health Care Providers & Services — 3.2%
AmerisourceBergen Corp.	20,043	1,491,199
Anthem, Inc.	10,049	2,639,169
Cardinal Health, Inc.	58,907	2,627,252
Cigna Corp.	5,733	1,088,811
CVS Health Corp.	43,824	2,871,348
Humana, Inc.	4,641	1,329,554
McKesson Corp.	23,151	2,557,491
Quest Diagnostics, Inc.	15,443	1,285,939
UnitedHealth Group, Inc.	7,490	1,865,909

Security	Shares	Value

Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (a)	1,820	$429,684

		18,186,356
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A (a)	9,841	878,998

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	25,615	1,262,820
Darden Restaurants, Inc.	9,033	902,035
Domino’s Pizza, Inc.	6,648	1,648,638
Extended Stay America, Inc.	53,521	829,576
Las Vegas Sands Corp.	2,737	142,461
McDonald’s Corp.	24,551	4,359,521
Norwegian Cruise Line Holdings Ltd. (a)	21,005	890,402
Yum! Brands, Inc.	1,233	113,337

		10,148,790
Household Durables — 0.3%
Garmin Ltd.	26,934	1,705,461
Whirlpool Corp.	1,977	211,282

		1,916,743
Household Products — 1.8%
Church & Dwight Co., Inc.	54,459	3,581,224
Clorox Co.	1,707	263,117
Colgate-Palmolive Co.	8,100	482,112
Procter & Gamble Co.	63,858	5,869,827

		10,196,280
Industrial Conglomerates — 0.9%
3M Co.	10,319	1,966,182
General Electric Co.	327,184	2,476,783
Roper Technologies, Inc.	1,785	475,738

		4,918,703
Insurance — 4.1%
Allstate Corp.	62,026	5,125,208
American Financial Group, Inc.	22,853	2,068,882
Arthur J. Gallagher & Co.	33,409	2,462,243
Athene Holding Ltd., Class A (a)	30,521	1,215,651
First American Financial Corp.	27,263	1,217,020
Hanover Insurance Group, Inc.	1,529	178,541
Hartford Financial Services Group, Inc.	65,089	2,893,206
Lincoln National Corp.	43,764	2,245,531
Loews Corp.	53,075	2,415,974
Travelers Cos., Inc.	10,144	1,214,744
Unum Group	83,278	2,446,708

		23,483,708
Interactive Media & Services — 0.2%
Facebook, Inc., Class A (a)	972	127,419
Yelp, Inc. (a)	21,068	737,169

		864,588
IT Services — 1.3%
Amdocs, Ltd.	1,595	93,435
Automatic Data Processing, Inc.	14,256	1,869,247
Booz Allen Hamilton Holding Corp.	33,259	1,498,983
Fidelity National Information Services, Inc.	17,781	1,823,442
International Business Machines Corp.	3,859	438,653
Western Union Co.	84,019	1,433,364

		7,157,124
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	22,685	1,530,330
Thermo Fisher Scientific, Inc.	4,106	918,882

		2,449,212
Machinery — 3.1%
Crane Co.	74,392	5,369,615
Illinois Tool Works, Inc.	17,928	2,271,298
Ingersoll-Rand PLC	43,917	4,006,548

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
PACCAR, Inc.	71,291	$4,073,568
Snap-on, Inc.	14,913	2,166,710

		17,887,739
Media — 2.4%
AMC Networks, Inc., Class A (a)	19,411	1,065,276
CBS Corp., Class B, Non-Voting Shares	21,559	942,559
Comcast Corp., Class A	194,667	6,628,411
Interpublic Group of Cos., Inc.	75,307	1,553,583
Liberty Media Corp. - Liberty SiriusXM, Class A (a)	36,975	1,360,680
Liberty Media Corp. - Liberty SiriusXM, Class C (a)	54,964	2,032,569
Tribune Media Co., Class A	4,124	187,147

		13,770,225
Metals & Mining — 0.7%
Newmont Mining Corp.	68,914	2,387,870
Reliance Steel & Aluminum Co.	17,367	1,236,009
Steel Dynamics, Inc.	21,318	640,393

		4,264,272
Multiline Retail — 1.0%
Target Corp.	89,455	5,912,081

Multi-Utilities — 1.7%
CenterPoint Energy, Inc.	29,128	822,283
CMS Energy Corp.	29,345	1,456,979
Consolidated Edison, Inc.	63,839	4,881,130
Dominion Energy, Inc.	8,299	593,047
DTE Energy Co.	14,114	1,556,774
WEC Energy Group, Inc.	4,536	314,163

		9,624,376
Oil, Gas & Consumable Fuels — 8.3%
Anadarko Petroleum Corp.	69,785	3,059,374
Antero Resources Corp. (a)	61,668	579,063
Apache Corp.	20,590	540,488
Chevron Corp.	78,392	8,528,266
Concho Resources, Inc. (a)	5,907	607,181
ConocoPhillips	102,446	6,387,508
Continental Resources, Inc. (a)	20,541	825,543
EOG Resources, Inc.	7,424	647,447
Exxon Mobil Corp.	185,902	12,676,657
Kinder Morgan, Inc.	231,842	3,565,730
Marathon Oil Corp.	13,993	200,660
Newfield Exploration Co. (a)	6,020	88,253
Occidental Petroleum Corp.	61,176	3,754,983
Phillips 66	38,361	3,304,800
Plains GP Holdings LP, Class A	4,900	98,490
Suncor Energy, Inc.	12,104	338,549
Valero Energy Corp.	13,050	978,359
Whiting Petroleum Corp. (a)	4,360	98,928
Williams Cos., Inc.	55,244	1,218,130

		47,498,409
Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	11,973	1,557,687
Herbalife Nutrition Ltd. (a)	2,266	133,581

		1,691,268
Pharmaceuticals — 6.8%
Allergan PLC	7,760	1,037,202
Bristol-Myers Squibb Co.	68,075	3,538,539
Catalent, Inc. (a)	2	62
Eli Lilly & Co.	33,960	3,929,851
Johnson & Johnson	108,869	14,049,544
Merck & Co., Inc.	137,711	10,522,498
Pfizer, Inc.	128,255	5,598,331
Zoetis, Inc.	1,067	91,271

		38,767,298

Security	Shares	Value

Professional Services — 0.4%
Insperity, Inc.	21,099	$1,969,803
Robert Half International, Inc.	1,063	60,804

		2,030,607
Road & Rail — 0.7%
Landstar System, Inc.	14,976	1,432,754
Norfolk Southern Corp.	15,859	2,371,555

		3,804,309
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	23,477	2,015,031
Applied Materials, Inc.	8,991	294,365
Intel Corp.	236,454	11,096,786
Maxim Integrated Products, Inc.	8,876	451,345
QUALCOMM, Inc.	39,140	2,227,457
Skyworks Solutions, Inc.	15,322	1,026,881
Xilinx, Inc.	3,679	313,340

		17,425,205
Software — 1.6%
Dropbox, Inc., Class A (a)(b)	16,698	341,140
Microsoft Corp.	1,486	150,933
Oracle Corp.	150,615	6,800,267
salesforce.com, Inc. (a)	2,904	397,761
Synopsys, Inc. (a)	18,257	1,537,970

		9,228,071
Specialty Retail — 0.2%
AutoNation, Inc. (a)	3,087	110,206
Dick’s Sporting Goods, Inc.	5,129	160,025
Five Below, Inc. (a)	817	83,595
Foot Locker, Inc.	1,295	68,894
Penske Automotive Group, Inc.	18,410	742,291

		1,165,011
Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies, Inc., Class C (a)	17,176	839,397
Hewlett Packard Enterprise Co.	74,157	979,614
HP, Inc.	139,277	2,849,607
Pure Storage, Inc., Class A (a)	24,694	397,080

		5,065,698
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	24,030	1,781,584
Ralph Lauren Corp.	2,175	225,026
VF Corp.	11,037	787,380

		2,793,990
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd. (a)	7,424	253,752

Tobacco — 0.7%
Altria Group, Inc.	8,469	418,284
Philip Morris International, Inc.	57,325	3,827,017

		4,245,301
Water Utilities — 0.8%
American Water Works Co., Inc.	47,669	4,326,915

Wireless Telecommunication Services — 0.2%
Sprint Corp. (a)	19,770	115,061
Telephone & Data Systems, Inc.	25,048	815,062

		930,123
Total Long-Term Investments — 98.2% (Cost: $565,188,400)		561,011,417

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (c)(e)	17,477,286	$17,477,286

SL Liquidity Series, LLC, Money Market Series, 2.57% (c)(d)(e)	2,796,598	2,796,319

Security	Value

Total Short-Term Investments — 3.5% (Cost: $20,273,612)	$20,273,605

Total Investments — 101.7% (Cost: $585,462,012)	581,285,022

Liabilities in Excess of Other
Assets — (1.7)%	(9,754,021)

Net Assets — 100.0%	$571,531,001

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,059,315	10,417,971	17,477,286	$17,477,286	$35,501		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,297,148	1,499,450	2,796,598	2,796,319	621	(b)	81	33

				$20,273,605	$36,122		$81	$33

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P  Standard & Poor’s

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	59	03/15/19	$7,390	$7,328

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage Large Cap Value Portfolio (Percentages shown are based on Net Assets)

investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$561,011,417	$—	$—	$561,011,417
Short-Term Securities	17,477,286	—	—	17,477,286

	$578,488,703	$—	$—	$578,488,703

Investments Valued at NAV(b)				2,796,319

Total Investments				$581,285,022

Derivative Financial Instruments(c)
Assets:
Equity contracts	$7,328	$—	$—	$7,328

(a)	See above Schedule of Investments for values in each industry.

(b)	Certain investments of the portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

4

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	February 22, 2019